RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Oct. 01, 2025	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	May 07, 2026
Disclosure of transactions between related parties [line items]
Directors' remuneration expense (less than)			$ 1		$ 1	$ 1	$ 1
Property, plant and equipment	$ 63,692		63,692			63,692		$ 66,797
Intangible assets	14,692		14,692			14,692		15,765
Goodwill	$ 17,632		17,632			17,632		$ 19,210
Income tax credits						46
European Hyperscale Data Center
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				90.00%
Proceeds from sales of interests in associates				$ 310
Gains recognised when control of subsidiary is lost				25
Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate								66.00%
Gains recognised when control of subsidiary is lost				30
U.S. bulk fiber network
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	80.00%
Proceeds from sales of interests in associates	$ 300
Revolving credit facility with brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000		1,000			1,000
Subsidiary and corporate borrowings	0		0			$ 0		$ 0
Service provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter						0.3125%
Asset management fee, percent						1.25%
Revenue from sale of goods, related party transactions			111		105	$ 217	199
Amounts payable, related party transactions	110		110			110		109
Revenue from sale of goods, related party transactions			1		1	2	2
Related party expenses			10		15	17	35
Subsidiary of common parent (brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	32		32			32		33
Interest expense, related party transactions			7		9	14	17
Subsidiary and corporate borrowings									$ 450
Corporate borrowings, related party transactions	276		276			276		306
Subsidiary of common parent (brookfield) | Fixed interest rate
Disclosure of transactions between related parties [line items]
Borrowings, interest rate									6.33%
Subsidiary of common parent (brookfield) | Brookfield office properties inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	12		12			12		12
Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	285		285			285		62
Deposit balance	0		0			0		$ 0
Interest expense, related party transactions			0		$ 0	0	$ 0
Credit facility, maximum borrowing capacity	1,000		$ 1,000			$ 1,000
Parent | European Hyperscale Data Center
Disclosure of transactions between related parties [line items]
Proceeds from sales of interests in associates		$ 210		1,700
Gains recognised when control of subsidiary is lost				160
Property, plant and equipment		775
Intangible assets		70
Goodwill		165
Net debt		$ 745
Parent | Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Gains recognised when control of subsidiary is lost				$ 115
Parent | U.S. bulk fiber network
Disclosure of transactions between related parties [line items]
Proceeds from sales of interests in associates	$ 1,300